FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of market risk (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Canadian Dollar [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	$ 1,505	$ 6,386
Financial liabilities	(5,954)	(5,070)
Net financial assets (liabilities)	(4,449)	1,316
Mexican Peso [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets	2,438	3,335
Financial liabilities	(16,311)	(20,975)
Net financial assets (liabilities)	$ (13,873)	$ (17,640)